Finance Debt - Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	$ 84,175
Additions	7,464
Principal amortization	(27,273)
Interest amortization	(4,501)
Transfer to liabilities classified as held for sale	(3,246)	$ (983)
Ending balance	63,260	84,175
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	84,175	109,046
Adoption of IFRS9		242
Additions	7,543	11,086
Principal amortization	(26,451)	(33,439)
Interest amortization	(4,598)	(5,685)
Accrued interest	4,707	5,738
Foreign exchange/ inflation indexation charges	649	1,436
Cumulative translation adjustment (CTA)	(912)	(4,237)
Modification of contractual cash flows	29	(12)
Ending balance	63,260	84,175
Property, plant and equipment on credit [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	(76)
Expenses with debt restructuring [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal amortization	(861)
Deposits linked to financing [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Interest amortization	47
Discontinued operations [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	(3)
Principal amortization	39
Interest amortization	50
Brazil member
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	16,251
Ending balance	10,730	16,251
Brazil member | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	16,251	21,930
Adoption of IFRS9		65
Additions	2,181	2,442
Principal amortization	(5,663)	(5,451)
Interest amortization	(745)	(1,220)
Accrued interest	829	1,338
Foreign exchange/ inflation indexation charges	111	27
Cumulative translation adjustment (CTA)	(352)	(2,880)
Transfer to liabilities classified as held for sale	(1,882)
Ending balance	10,730	16,251
Foreign countries [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	67,924
Ending balance	52,530	67,924
Foreign countries [member] | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	67,924	87,116
Adoption of IFRS9		177
Additions	5,362	8,644
Principal amortization	(20,788)	(27,988)
Interest amortization	(3,853)	(4,465)
Accrued interest	3,878	4,400
Foreign exchange/ inflation indexation charges	538	1,409
Cumulative translation adjustment (CTA)	(560)	(1,357)
Modification of contractual cash flows	29	(12)
Ending balance	$ 52,530	$ 67,924